Loans and Borrowings - Summary of Loans and Borrowings (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Loans and borrowings:
Total loans and borrowings	$ 15,936,658	$ 11,648,320	$ 11,312,959
Loans and borrowings	15,936,658	11,648,320	11,312,959
Promissory Note
Loans and borrowings:
Total loans and borrowings	15,261,355	$ 11,648,320	$ 11,312,959
Commercial Paper Two
Loans and borrowings:
Total loans and borrowings	201,428
Commercial Paper Three
Loans and borrowings:
Total loans and borrowings	$ 473,875